Deposits - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Services, Banking and Thrift [Abstract]
Time deposits, at or above FDIC insurance limit	$ 48,500	$ 35,700	$ 32,600	$ 52,400
Brokered time deposits	389,100	389,200	100,300	0
Interest bearing deposit, certificates of deposits	18,800	13,100	11,700	18,900
Time deposits, individual retirement account	32,000	35,200	36,900	42,900
Deposit liabilities reclassified as loans receivable	$ 102	$ 277	$ 503	$ 94